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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2002

Check Here if Amendment / /; Amendment Number:
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Oakmont Corporation
   Address:      865 South Figueroa Street, Suite 700
                 Los Angeles, CA 90017

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kashif F. Sheikh
Title:   Managing Director
Phone:   (213) 891-6339

Signature, Place, and Date of Signing:

   /s/ Kashif F. Sheikh               Los Angeles, CA        10/29/02
   -------------------------------   -----------------       --------
           [Signature]                 [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]


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                           FORM 13F INFORMATION TABLE


                                          Title of                 Value               Investment    Other      Voting
Name of Issuer                              Class       Cusip    (x$1000)    Shares    Discretion   Managers   Authority
--------------------------              -----------  ---------  ----------  ---------  ----------- ---------  ----------

AIRTRAN HOLDINGS INC                       Common     00949P108   6,336.00  2,044,000     Sole       None        Sole
ALLERGAN, INC                              Common     018490102   2,840.00    52,200      Sole       None        Sole
APEX MORTGAGE CAPITAL                      Common     037564101    578.00     51,666      Sole       None        Sole
ARIBA INC                                  Common     04033V104     14.00     10,121      Sole       None        Sole
BOEING CORPORATION                         Common     097023105   5,355.00   156,900      Sole       None        Sole
COMPUGEN LTD                               Common     M25722105    128.00    122,825      Sole       None        Sole
CSX CORP                                   Common     126408103    758.00     28,800      Sole       None        Sole
DELPHI FINANCIAL GROUP, INC                Common     247131105   16,441.00  452,304      Sole       None        Sole
EDISON SCHOOLS                             Common     281033100    200.00    606,900      Sole       None        Sole
FLEXTRONICS INTL LTD                       Common     Y2573F102   3,249.00   466,000      Sole       None        Sole
FREEPORT MCMORAN COPPER & GOLD CL B        Common     35671D857   1,214.00    90,215      Sole       None        Sole
FUELCELL ENERGY INC                        Common     35952H106   1,115.00   177,000      Sole       None        Sole
HILTON HOTELS                              Common     432848109   8,774.00   771,000      Sole       None        Sole
IMPAX LABORATORIES INC                     Common     45256B101   1,127.00   231,800      Sole       None        Sole
INTEGRATED DEFENSE TECHNOLOGY INC          Common     45819B101   1,184.00    60,100      Sole       None        Sole
INVESTORS FINANCIAL SERVICES               Common     461915100   97,337.00 3,595,764     Sole       None        Sole
LOCKHEED MARTIN                            Common     539830109   18,437.00  285,100      Sole       None        Sole
MCMORAN EXPLORATION                        Common     582411104     46.00     12,895      Sole       None        Sole
OCULAR SCIENCES INC                        Common     675744106   2,336.00   100,000      Sole       None        Sole
PROBUSINESS SERVICES                       Common     742674104   4,224.00   667,367      Sole       None        Sole
SEI INVESTMENTS                            Common     784117103   2,257.00    94,500      Sole       None        Sole
STRATUS PROPERTIES                         Common     863167201    835.00     92,755      Sole       None        Sole
SYNTROLEUM CORP                            Common     871630109   8,332.00  5,019,144     Sole       None        Sole
TIFFANY                                    Common     886547108    709.00     33,100      Sole       None        Sole

                                                                ------------
                                                                 183,826.00
                                                                ------------



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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                      NONE

Form 13F Information Table Entry Total:                   24

Form 13F Information Table Value Total:              183,826
                                                 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------

    [Repeat as necessary.]